Debt	12 Months Ended
Dec. 31, 2010
Notes to Financial Statements [Abstract]
Debt
Note 10 – Debt

A summary of debt follows (in thousands):

	December 31,
	2010	2009
Revolving loans, due 2015	$-	$-
Senior term A loan, due 2010	-	125,000
6.125% senior subordinated notes, due 2013	250,000	250,000
6.75% senior subordinated notes, due 2013	-	225,000
6.875% senior subordinated notes, due 2015	525,000	525,000
7.75% senior subordinated notes, due 2020	400,000	-
3.75% convertible senior subordinated notes, due 2025	575,000	-
4.00% junior subordinated convertible debentures, due 2033	345,000	345,000
3.25% convertible senior debentures, due 2035	452,500	977,500
Capitalized lease and other debt obligations	13,961	6,524
Subtotal	2,561,461	2,454,024
Add (subtract) interest rate swap agreements	(4,290)	3,595
(Subtract) unamortized debt discount	(446,876)	(350,309)
(Subtract) current portion of debt	(3,537)	(127,071)
Total long-term debt, net	$2,106,758	$1,980,239

The following is a schedule of required debt payments due during each of the next five years and thereafter, as of December 31, 2010 (in thousands):

Year ended
December 31,
2011	$3,537
2012	3,210
2013	253,210
2014	2,974
2015	526,017
Later years	1,772,513
Total debt payments	$2,561,461

Total cash interest payments made for the years ended December 31, 2010, 2009 and 2008 were $110.3 million, $115.6 million and $135.1 million, excluding early redemption and tender premium payments.  As of December 31, 2010, the Company had approximately $20 million outstanding relating to standby letters of credit, substantially all of which are subject to automatic annual renewals.

Revolving Loans
On May 18, 2010, the Company entered into a $400 million senior secured revolving credit facility, maturing on May 18, 2015 (the “Revolving Credit Facility”).  The Revolving Credit Facility includes letter of credit and swingline sublimits and is available up to the lesser of $400 million or a borrowing base of 50% of the Company’s accounts receivable, subject to certain eligibility criteria.  There were approximately $20 million of letters of credit outstanding as of December 31, 2010 which have been deemed to be letters of credit issued under the Revolving Credit Facility.  The interest rate applicable to the Revolving Credit Facility will be, at the Company’s option, a floating base rate, plus an applicable margin, or the London interbank offered rate (or LIBOR), plus an applicable margin.  As of December 31, 2010, the applicable margins were set at 2.00% with respect to floating base rate loans and 3.00% with respect to LIBOR loans.  The applicable margins for the Revolving Credit Facility may increase or decrease based on the Company’s consolidated total leverage ratio as specified in the Revolving Credit Facility.  The Revolving Credit Facility is guaranteed by the Company’s subsidiaries, subject to certain exceptions, and secured by substantially all of the Company’s and the guarantors’ accounts receivable.  The Revolving Credit Facility contains certain financial covenants requiring maintenance of certain fixed charge coverage and leverage ratios, and customary affirmative and negative covenants.  In connection with entering into the Revolving Credit Facility, the Company deferred $8.9 million in debt issuance costs, of which approximately $1.1 million was amortized to expense in the year ended December 31, 2010.

On May 18, 2010, in connection with entering into the new Revolving Credit Facility, the Company’s existing credit agreement, dated as of July 28, 2005, (the “2005 Credit Facility”), was terminated.  All amounts outstanding under the senior term A loan component of the 2005 Credit Facility were paid off on May 18, 2010, and the $800 million revolving credit facility component of the 2005 Credit Facility was terminated.  In connection with the termination of the 2005 Credit Facility, the Company wrote off the remaining debt issuance costs to interest expense, which amount was not significant.  The Company amortized to expense approximately $1 million and $3 million of these deferred debt issuance costs during the years ended December 31, 2009 and 2008, respectively.

6.125% Senior Subordinated Notes
The Company completed, during the second quarter of 2003, its offering of $250 million of 6.125% senior subordinated notes due 2013 (the “6.125% Notes”).  In connection with the issuance of the 6.125% Notes, the Company deferred $6.6 million in debt issuance costs, of which approximately $0.7 million was amortized to expense in each of the three years ended December 31, 2010.  The 6.125% Notes contain certain affirmative and negative covenants and events of default customary for such instruments.

In connection with its offering of the 6.125% Notes, the Company entered into an interest rate swap agreement with respect to all $250 million of the aggregate principal amount of the 6.125% Notes (the “6.125% Swap Agreement”).  In the second quarter of 2010, the counterparties to the interest rate swap agreement on the 6.125% Senior Notes terminated the swap agreement, effective June 1, 2010.  In connection with terminating the 6.125% Swap Agreement, the counterparties paid the Company approximately $2.6 million, which is being amortized as a reduction to interest expense over the remaining term of the 6.125% Notes.  As such, the Company began paying interest at the 6.125% stated rate effective June 1, 2010.  Under the 6.125% Swap Agreement, which hedged against exposure to long-term U.S. dollar interest rates, the Company received a fixed rate of 6.125% and paid a floating rate based on LIBOR with an interest period of six months, plus a spread of 2.27%.  The floating rate was determined semi-annually, in arrears, two London Banking Days prior to the first of each December and June.

On January 10, 2011, Omnicare redeemed $75 million aggregate principal amount of its outstanding 6.125% Notes.

6.75% Senior Subordinated Notes
On December 15, 2005, Omnicare completed its offering of $225 million aggregate principal amount of 6.75% senior subordinated notes due 2013 (the “6.75% Notes”).  In connection with the issuance of the 6.75% Notes, the Company deferred $4.6 million in debt issuance costs, of which approximately $0.3 million was amortized to expense in the year ended December 31, 2010 and $0.6 million was amortized to expense in each of the years ended December 31, 2009 and 2008, respectively.  The 6.75% Notes contained certain affirmative and negative covenants and events of default customary for such instruments.

On May 3, 2010, Omnicare commenced a tender offer (the “6.75% Tender Offer”) for cash to purchase any and all of the $225 million outstanding principal amount of its 6.75% Notes.  On May 20, 2010, Omnicare purchased approximately $217 million aggregate principal amount of its outstanding 6.75% Notes (approximately 96% of the total outstanding principal amount) pursuant to the 6.75% Tender Offer.  Total consideration, excluding accrued and unpaid interest, for each $1,000 principal amount of the 6.75% Notes was $1,033.75, which included a $30 early tender payment.  On June 1, 2010, Omnicare called for redemption the 6.75% Notes that remained outstanding following the tender offer at a redemption price of 103.375% per $1,000 principal amount, plus accrued and unpaid interest to but not including the redemption date.  The redemption was completed on July 1, 2010.

In connection with the purchase of the 6.75% Notes, the Company incurred early redemption fees of $7.6 million and the write-off of debt issuance costs of $2.1 million, both of which were recorded in interest expense in the second quarter of the year ended December 31, 2010.  Additionally, the Company incurred approximately $0.4 million of professional fees associated with the purchase of the 6.75% Notes, which were recorded in selling, general and administrative expenses for the year ended December 31, 2010.

7.75% Senior Subordinated Notes
On May 18, 2010, Omnicare, Inc. completed its offering of $400 million aggregate principal amount of 7.75% Senior Subordinated Notes due 2020, (the “7.75% Notes”).  In connection with the issuance of the 7.75% Notes, the Company deferred $9.6 million in debt issuance costs, of which approximately $0.6 million was amortized to expense in the year ended December 31, 2010.  The 7.75% Notes contain certain restrictive covenants and events of default customary for such instruments.  The 7.75% Notes are guaranteed by the Company’s subsidiaries, subject to certain exceptions.

In connection with its offering of the 7.75% Notes, the Company entered into the 7.75% Swap Agreement.  Under the 7.75% Swap Agreement, which hedges against exposure to long-term U.S. dollar interest rates, the Company receives a fixed rate of 7.75% and pays a floating rate based on LIBOR with an interest period of six months, plus a spread of 3.87%.  The floating rate is determined semi-annually, in arrears, two London Banking Days prior to the first of each December and June.  The Company records interest expense on the 7.75% Notes at the floating rate.  The estimated LIBOR-based floating rate (including the 3.87% spread) was 4.32% as of December 31, 2010.  The 7.75% Swap Agreement, which matches the terms of the 7.75% Notes, is designated and accounted for as a fair value hedge.  Accordingly, changes in the fair value of the 7.75% Swap Agreement are offset by changes in the recorded carrying value of the related 7.75% Notes.  The fair value of the 7.75% Swap Agreement, approximately $(0.8) million at December 31, 2010, is recorded in “Other noncurrent assets” or “Other noncurrent liabilities” on the Consolidated Balance Sheets, as applicable, and as an adjustment to the book carrying value of the related 7.75% Notes.

6.875% Senior Subordinated Notes
On December 15, 2005, Omnicare completed its offering of $525 million aggregate principal amount of 6.875% Senior Subordinated Notes (the “6.875% Notes”).  In connection with the issuance of the 6.875% Notes, the Company deferred $10.7 million in debt issuance costs, of which approximately $1 million was amortized to expense in each of the years ended December 31, 2010, 2009 and 2008, respectively.  The 6.875% Notes contain certain affirmative and negative covenants and events of default customary for such instruments.

In December 2010, the Company entered into a Swap Agreement on all $525 million of aggregate principal amount of the 6.875% Notes (“the 6.875% Swap Agreement”).  Under the 6.875% Swap Agreement, which hedges against exposure to long-term U.S. dollar interest rates, the Company receives a fixed rate of 6.875% and pays a floating rate based on LIBOR with an interest period of six months, plus a spread of 4.128%.  The 6.875% Swap Agreement is designated and accounted for as a fair value hedge.  Accordingly, changes in the fair value of the 6.875% Swap Agreement are offset by changes in the recorded carrying value of the related 6.875% Notes.  The fair value of the 6.875% Swap Agreement, approximately $(3.5) million at December 31, 2010, is recorded in “Other noncurrent assets” or “Other noncurrent liabilities” on the Consolidated Balance Sheets, as applicable, and as an adjustment to the book carrying value of the related 6.875% Notes.

4.00% Junior Subordinated Convertible Debentures:
During the first quarter of 2005, the Company completed its offer to exchange up to $345 million aggregate liquidation amount of 4.00% Trust Preferred Income Equity Redeemable Securities due 2033 of Omnicare Capital Trust I (the “Old Trust”), for an equal amount of Series B 4.00% Trust Preferred Income Equity Redeemable Securities  of Omnicare Capital Trust II (the “New Trust”).  The New Trust PIERS have substantially similar terms to the Old Trust PIERS, except that the New Trust PIERS have a net share settlement feature.  In connection with the exchange offer, the composition of the Company’s 4.00% junior subordinated convertible debentures underlying the trust PIERS was impacted.  Additional information regarding the 4.00% junior subordinated convertible debentures underlying the Old Trust PIERS and the New Trust PIERS is summarized below.

Original 4.00% Junior Subordinated Convertible Debentures

In connection with the offering of the Old Trust PIERS in the second quarter of 2003, the Company issued a corresponding amount of 4.00% junior subordinated convertible debentures (the “Old 4.00% Debentures”) due 2033 to the Old Trust.  The Old Trust is a 100%-owned finance subsidiary of the Company.  The Company has fully and unconditionally guaranteed the securities of the Old Trust.  The Old Trust PIERS offer fixed cash distributions at a rate of 4.00% per annum payable quarterly, and a fixed conversion price of $40.82 under a contingent conversion feature whereby the holders may convert their Old Trust PIERS if the closing sales price of Company common stock for a predetermined period, beginning with the quarter ending September 30, 2003, is more than 130% of the then-applicable conversion price or, during a predetermined period, if the daily average of the trading prices for the Old Trust PIERS is less than 105% of the average of the conversion values for the Old Trust PIERS through 2028 (98% for any period thereafter through maturity).  The Old Trust PIERS also will pay contingent distributions, commencing with the quarterly distribution period beginning June 15, 2009, if the average trading prices of the Old Trust PIERS for a predetermined period equals 115% or more of the stated liquidation amount of the Old Trust PIERS.  In this circumstance, the holder of the convertible debenture will receive 0.125 percent of the average trading price during the predetermined period.  Embedded in the Old Trust PIERS are two derivative instruments, specifically, a contingent interest provision and a contingent conversion parity provision.  The embedded derivatives are periodically valued, and at period end, the values of both derivatives embedded in the Old Trust PIERS were not material.  However, the values are subject to change, based on market conditions, which could affect the Company’s future results of operations, financial position or cash flows.  Omnicare irrevocably and unconditionally guarantees, on a subordinated basis, certain payments to be made by the Old Trust in connection with the Old Trust PIERS.  Subsequent to the first quarter 2005 exchange offer discussed in further detail at the Series B 4.00% Junior Subordinated Convertible Debentures caption below, the Company has $11,233,050 aggregate liquidation amount of the Old Trust PIERS and underlying Old 4.00% Debentures remaining outstanding at period end.

Series B 4.00% Junior Subordinated Convertible Debentures

On March 8, 2005, the Company completed the exchange of $333,766,950 aggregate liquidation amount of the Old Trust PIERS (representing 96.7% of the total liquidation amount of the Old Trust PIERS outstanding) for an equal amount of the New Trust PIERS, plus an exchange fee of $0.125 per $50 stated liquidation amount of Old Trust PIERS.  Each New Trust PIERS represents an undivided beneficial interest in the assets of the New Trust, which assets consist solely of a corresponding amount of Series B 4.00% junior subordinated convertible debentures (the “4.00% Convertible Debentures”) issued by the Company with a stated maturity of June 15, 2033.  The Company has fully and unconditionally guaranteed the securities of the New Trust.  Subsequent to the completion of the exchange offering and at period end, the Company has $333,766,950 of 4.00% Convertible Debentures outstanding.

The terms of the New Trust PIERS are substantially identical to the terms of the Old Trust PIERS, except that the New Trust PIERS are convertible into cash and, if applicable, shares of Company common stock, whereas the outstanding Old Trust PIERS are convertible only into Company common stock (except for cash in lieu of fractional shares).

The purpose of the exchange offer was to change the conversion settlement provisions of the Old Trust PIERS.  By committing to pay up to the stated liquidation amount of the New Trust PIERS to be converted in cash upon conversion, the Company is able to account for the New Trust PIERS under the treasury stock method.

As of December 31, 2010 and 2009, the aforementioned contingent threshold had not been met and, accordingly, the Old 4.00% Debentures and the 4.00% Convertible Debentures have been classified as long-term debt on the December 31, 2010 and 2009 Consolidated Balance Sheets.

In connection with the issuance of the Old 4.00% Debentures and the 4.00% Convertible Debentures, the Company has deferred $6.1 million in debt issuance costs, of which approximately $0.2 million was amortized to expense in each of the years ended December 31, 2010, 2009 and 2008.

3.25% Convertible Senior Debentures
On December 15, 2005, Omnicare completed its offering of $977.5 million aggregate principal amount of 3.25% convertible senior debentures due 2035 (with optional redemption by Omnicare on or after, and optional repurchase right of holders on, December 15, 2015, at par) (the “3.25% Convertible Debentures”).  The 3.25% Convertible Debentures have an initial conversion price of approximately $79.73 per share under a contingent conversion feature whereby the holders may convert their 3.25% Convertible Debentures, prior to December 15, 2033, on any date during any fiscal quarter beginning after March 31, 2006 (and only during such fiscal quarter) if the closing sales price of the Company’s common stock was more than 130% of the then current conversion price for at least 20 trading days in the period of the 30 consecutive trading days ending on the last trading day of the previous fiscal quarter or during any five consecutive trading days period if, during each of the previous five consecutive trading days, the trading price of the convertible debentures for each day was less than 98 percent of the then current conversion price.  The 3.25% Convertible Debentures bear interest at a rate of 3.25% per year, subject to an upward adjustment on and after December 15, 2015 in certain circumstances, up to a rate not to exceed 1.99 times the original 3.25 percent interest rate per year.  The 3.25% Convertible Debentures also will pay contingent interest in cash, beginning with the six-month interest period commencing December 15, 2015, during any six-month period in which the trading price of the 3.25% Convertible Debentures for each of the five trading days ending on the second trading day immediately preceding the first day of the applicable six-month interest period equals or exceeds 120% of the principal amount of the 3.25% Convertible Debentures.  Embedded in the 3.25% Convertible Debentures are three derivative instruments, specifically, a contingent interest provision, an interest reset provision and a contingent conversion parity provision.  The embedded derivatives are valued periodically, and at period end, the values of the derivatives embedded in the 3.25% Convertible Debentures were not material.  However, the values are subject to change, based on market conditions, which could affect the Company’s future results of operations, financial position or cash flows.  In connection with the issuance of the 3.25% Convertible Debentures, the Company has deferred approximately $17.6 million in debt issuance costs, of which approximately $2 million was amortized to expense for the years ended December 31, 2010, 2009 and 2008.

On November 17, 2010, Omnicare commenced a tender offer (the “3.25% Tender Offer”) for cash to purchase up to $525 million of its outstanding 3.25% Convertible Debentures.  On December 16, 2010, Omnicare purchased $525 million aggregate principal amount of its outstanding 3.25% Convertible Debentures pursuant to the 3.25% Tender Offer.  Total consideration required to complete the purchase, including accrued and unpaid interest, was approximately $498.8 million.  After giving effect to the purchase of the tendered debentures, $452.5 million aggregate principal amount of the 3.25% Convertible Debentures remain outstanding.  In connection with the purchase of the 3.25% Convertible Debentures, the Company incurred the write-off of debt issuance costs of $4.6 million, which were recorded in interest expense for the three months and year ended December 31, 2010.

Further, in connection with the extinguishment of $525 million of 3.25% Convertible Debentures, the Company was required to recognize an accounting loss of $25.6 million due to its application of the authoritative guidance for extinguishment of convertible debt.  The Company also incurred $1.3 million of professional fees associated with the purchase of the 3.25% Convertible Debentures.  The aforementioned loss on extinguishment and related professional fees were recorded in “Other Miscellaneous Charges” caption of its Consolidated Statements of Income, during the three months and year ended December 31, 2010.

3.75% Convertible Senior Subordinated Notes
On December 7, 2010, Omnicare completed its offering of $575 million aggregate principal amount of 3.75% convertible senior subordinated notes due 2025 (the “3.75% Convertible Notes”).  The 3.75% Convertible Notes bear interest at a rate of 3.75% per year, payable semi-annually in arrears on June 15 and December 15 of each year, beginning on June 15, 2011. The initial conversion rate is 36.4409 shares of common stock per $1,000 principal amount of 3.75% Convertible Notes (equivalent to an initial conversion price of approximately $27.44 per share), subject to adjustment in certain circumstances. Upon conversion, the Company will pay cash and shares of its common stock, if any, based on a daily conversion value calculated on a proportionate basis for each day of the 25 trading-day cash settlement averaging period. The conversion price is a 23.5% premium to the $22.22 closing price of the Company's common stock on December 1, 2010.  The 3.75% Convertible Notes are guaranteed by the Company’s subsidiaries, subject to certain excluded subsidiaries.  Embedded in the 3.75% Convertible Notes are two derivative instruments, specifically, a contingent interest provision and a contingent conversion parity provision.  The embedded derivatives are valued periodically, and at period end, the values of the derivatives embedded in the 3.75% Convertible Notes were not material.  However, the values are subject to change, based on market conditions, which could affect the Company’s future results of operations, financial position or cash flows.  In connection with the issuance of the 3.75% Convertible Notes, the Company has deferred approximately $9.4 million in debt issuance costs, of which approximately $0.1 million was amortized to expense for the year ended December 31, 2010.

Favorably impacting operating cash flow was the excess of tax deductible interest expense over book interest expense related to the Company’s 4.00% Convertible Debentures, 3.25% Convertible Debentures and 3.75% Convertible Notes.  This resulted in an increase in the Company’s deferred tax liabilities during the year ended December 31, 2010, 2009 and 2008 of $30.3 million, $28.5 million and $26.3 million, respectively ($147.6 million cumulative as of December 31, 2010).  The recorded deferred tax liability could, under certain circumstances, be realized in the future upon conversion or redemption which would serve to reduce operating cash flows.

The Company has three convertible debentures, the 4.00% Convertible Debentures, 3.25% Convertible Debentures and 3.75% Convertible Notes.  Issuers of convertible debt instruments which may be settled in cash upon conversion (including partial cash settlement) are required to separately account for the liability and equity components in a manner that reflects the entity’s calculated nonconvertible debt borrowing rate when the debt was issued.  The carrying amounts of the Company’s convertible debt and equity balances are as follows (in thousands):

	December 31,
	2010	2009
Carrying value of equity component	$619,223	$441,318

Principal amount of convertible debt	$1,372,500	$1,322,500
Unamortized debt discount	(446,876)	(350,309)
Net carrying value of convertible debt	$925,624	$972,191

As of December 31, 2010, the remaining amortization period for the debt discount was approximately 22.5, 5 and 15 years for the 4.00% Convertible Debentures, 3.25% Convertible Debentures and 3.75% Convertible Notes, respectively.

The effective interest rates for the liability components of the 4.00% Convertible Debentures, 3.25% Convertible Debentures and 3.75% Convertible Notes were 8.01%, 7.625% and 8.25%, respectively.